Long-term investments - Preliminary Allocation of the Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 15, 2016
Odell SponsorCo
Business Acquisition [Line Items]
Working capital		$ 8,994
Property, plant and equipment		356,552
Asset retirement obligation		(3,657)
Deferred tax liability		(3,246)
Non-controlling interest (tax equity investors)		$ 180,210
Net assets acquired	$ 178,433
Deerfield SponsorCo
Business Acquisition [Line Items]
Working capital	(10,808)
Property, plant and equipment	328,371
Construction loan	(261,952)
Asset retirement obligation	(2,092)
Deferred revenue	(1,156)
Deferred tax liability	(1,470)
Net assets acquired	50,893
Cash and cash equivalent	3,107
Net assets acquired, net of cash and cash equivalent	$ 47,786